Property, plant and equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 549.4	€ 422.2
Guarantor Group, Percentage Of Consolidated Gross Assets Or Adjusted EBITDA Individually Held	5.00%
Guarantor Group, Percentage Of Consolidated Gross Assets Or Adjusted EBITDA Held In Total	80.00%
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	€ 373.2	350.0
Acquisitions through business combinations	76.0
Depreciation	63.4	59.8	€ 59.7
Impairment loss recognised in profit or loss, property, plant and equipment	0.0	0.0	0.1
Impairment	0.0	0.0	(0.1)
Property, plant and equipment	489.2	373.2	350.0
Acquisitions through business combinations	76.0
Impairment loss recognised in profit or loss, property, plant and equipment	0.0	0.0	0.1
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	556.7	501.9
Acquisitions through business combinations			8.6
Additions	81.1	63.5
Disposals	(6.0)	(3.0)
Effect of movements in foreign exchange	(22.8)	14.3
Disposals, property, plant and equipment	6.0	3.0
Property, plant and equipment	730.6	556.7	501.9
Acquisitions through business combinations			8.6
Disposals, property, plant and equipment	6.0	3.0
Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(183.5)	(151.9)
Disposals	4.8	2.1
Effect of movements in foreign exchange	15.9	(10.4)
Depreciation	46.8	44.1
Disposals, property, plant and equipment	(4.8)	(2.1)
Property, plant and equipment	(241.4)	(183.5)	(151.9)
Disposals, property, plant and equipment	(4.8)	(2.1)
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	136.1	133.2
Property, plant and equipment	176.2	136.1	133.2
Land and buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	165.3	156.2
Acquisitions through business combinations	30.5		5.1
Additions	14.8	6.8
Disposals	(0.1)	(0.1)
Effect of movements in foreign exchange	(6.2)	2.7
Disposals, property, plant and equipment	0.1	0.1
Property, plant and equipment	216.7	165.3	156.2
Acquisitions through business combinations	30.5		5.1
Disposals, property, plant and equipment	0.1	0.1
Land and buildings | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(29.2)	(23.0)
Disposals	0.0	0.0
Effect of movements in foreign exchange	2.9	(1.4)
Depreciation	8.4	7.6
Disposals, property, plant and equipment	0.0	0.0
Property, plant and equipment	(40.5)	(29.2)	(23.0)
Disposals, property, plant and equipment	0.0	0.0
Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	228.0	206.9
Property, plant and equipment	302.9	228.0	206.9
Plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	376.1	331.9
Acquisitions through business combinations	45.0		3.5
Additions	62.8	54.6
Disposals	(5.9)	(2.6)
Effect of movements in foreign exchange	(16.2)	11.3
Disposals, property, plant and equipment	5.9	2.6
Property, plant and equipment	494.2	376.1	331.9
Acquisitions through business combinations	45.0		3.5
Disposals, property, plant and equipment	5.9	2.6
Plant and equipment | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(148.1)	(125.0)
Disposals	4.8	1.8
Effect of movements in foreign exchange	12.6	(8.6)
Depreciation	35.4	33.5
Disposals, property, plant and equipment	(4.8)	(1.8)
Property, plant and equipment	(191.3)	(148.1)	(125.0)
Disposals, property, plant and equipment	(4.8)	(1.8)
Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	9.1	9.9
Property, plant and equipment	10.1	9.1	9.9
Computer equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	15.3	13.8
Acquisitions through business combinations	0.5		0.0
Additions	3.5	2.1
Disposals	0.0	(0.3)
Effect of movements in foreign exchange	(0.4)	0.3
Disposals, property, plant and equipment	0.0	0.3
Property, plant and equipment	19.7	15.3	13.8
Acquisitions through business combinations	0.5		0.0
Disposals, property, plant and equipment	0.0	0.3
Computer equipment | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(6.2)	(3.9)
Disposals	0.0	0.3
Effect of movements in foreign exchange	0.4	(0.4)
Depreciation	3.0	3.0
Disposals, property, plant and equipment	0.0	(0.3)
Property, plant and equipment	(9.6)	(6.2)	€ (3.9)
Disposals, property, plant and equipment	€ 0.0	€ (0.3)